SUBSEQUENT EVENTS (Details) - Aurora Acquisition Corp - USD ($)				12 Months Ended
	Sep. 30, 2023	Feb. 24, 2023	Feb. 08, 2023	Dec. 31, 2021	Jun. 30, 2023	Feb. 23, 2023	Feb. 07, 2023
Subsequent Event [Line Items]
Repayment amount			$ 2,400,000
Amount outstanding			412,395		$ 412,395
Surrender and cancellation of Founder Shares		$ 263,123,592		$ 0
Novator Capital Ltd.
Subsequent Event [Line Items]
Surrender and cancellation of Founder Shares (in shares)		1,663,760
Novator Capital Ltd. | Limited waiver
Subsequent Event [Line Items]
Aggregate redemption amount						$ 17,000,000
Public shareholders
Subsequent Event [Line Items]
Surrender and cancellation of Founder Shares (in shares)		24,087,689
Subsequent event
Subsequent Event [Line Items]
Repayment amount			2,400,000
Amount outstanding			$ 412,395
Consideration	$ 35,000,000
Surrender and cancellation of Founder Shares		$ 263,123,592
Subsequent event | Novator Capital Ltd.
Subsequent Event [Line Items]
Surrender and cancellation of Founder Shares (in shares)		1,663,760
Subsequent event | Novator Capital Ltd. | Limited waiver
Subsequent Event [Line Items]
Aggregate redemption amount						$ 17,000,000
Share price (in dollars per share)	$ 10.00
Subsequent event | Public shareholders
Subsequent Event [Line Items]
Surrender and cancellation of Founder Shares (in shares)		24,087,689
Subsequent event | Series D Preferred Stock
Subsequent Event [Line Items]
Percent of discount	50.00%
Common Stock | Class B ordinary shares
Subsequent Event [Line Items]
Surrender and cancellation of Founder Shares				$ 25
Surrender and cancellation of Founder Shares (in shares)				249,928
Better HoldCo, Inc. | Subsequent event
Subsequent Event [Line Items]
Percent of discount	75.00%
Amount of pre-money equity valuation	$ 6,900,000,000
Better HoldCo, Inc. | Subsequent event | Class B ordinary shares
Subsequent Event [Line Items]
Percent of discount	75.00%						75.00%
Amount of pre-money equity valuation	$ 6,900,000,000						$ 6,900,000,000
Better HoldCo, Inc. | Preferred Stock
Subsequent Event [Line Items]
Percent of discount							50.00%
Better HoldCo, Inc. | Preferred Stock | Subsequent event
Subsequent Event [Line Items]
Amount of pre-money equity valuation							$ 6,900,000,000
Better HoldCo, Inc. | Common Stock | Subsequent event
Subsequent Event [Line Items]
Percent of discount	75.00%
Amount of pre-money equity valuation	$ 6,900,000,000
Better HoldCo, Inc. | Common Stock | Subsequent event | Class B ordinary shares
Subsequent Event [Line Items]
Amount of pre-money equity valuation	$ 6,900,000,000